Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Myhayo
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	726

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	2,420
Other current assets	6,329
Property and equipment	8
Intangible asset	697
Current liabilities	(6,688)
Deferred tax liabilities	(238)
Non-controlling interests	(1,517)
Total identifiable net assets acquired	1,011
Gain on bargain purchase (Note 24)	285

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount

A self-developed computer software and system	4 years	697

Changyi Group
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	6,190

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net deficits acquired	(9,899)
Goodwill (Note 13)	16,089

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount

Developed technologies	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Addoil Group
Schedule of fair value of consideration transferred:	The acquisition was recorded as a business combination. Fair value of consideration transferred:
Cash	1,218

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125